Investments - Summary of Group's Share of Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Summary Of Group Share Of Joint Ventures [Line Items]
Revenue	£ 7,492	£ 7,341	£ 6,889
Net profit for the year	32	37
Total assets	13,999	12,632	13,714
Total liabilities	(11,640)	(10,319)	(11,406)
Net assets	2,359	2,313	2,308
Goodwill	6,899	5,965	6,392
Total	104	102	102
Joint ventures [member]
Disclosure Of Summary Of Group Share Of Joint Ventures [Line Items]
Revenue	101	101
Net profit for the year	32	37	£ 37
Total assets	96	85
Total liabilities	(49)	(42)
Net assets	47	43
Goodwill	57	59
Total	£ 104	£ 102